Subsequent Events	9 Months Ended
Feb. 28, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

On March 27, 2019, the Company sold an aggregate of 812,500 units (the “Units”) at a purchase price of $2.00 per Unit to 11 accredited investors in exchange for receipt of $1,625,000. Each unit consists of (i) one share of common stock, and (ii) a 5-year warrant to purchase one share of common stock at a purchase price of $4.00. The Company sold the Units in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (the “Securities Act”) and Rule 506 of Regulation D promulgated under the Securities Act.

In March of 2019, the Company entered into a settlement agreement with its prior attorney. As of February 28, 2019, the Company owed this attorney approximately $900,000. The settlement agreement called for $200,000 to be paid upon signing the settlement agreement and then another approximate $525,000 to be paid over time.

On March 27, 2019, pursuant to a Restricted Stock Award, the Company granted Jed Kaplan, the Company’s Chief Executive Officer and interim Chief Financial Officer and a member of the Company’s board of directors, 120,000 shares of Company restricted stock. Such shares vest over the next nine months. Also on March 27, 2019, pursuant to a Restricted Stock Award, the Company granted Roman Franklin, the Company President and a member of the Company’s board of directors, 36,000 shares of Company restricted stock. Such shares vest over the next nine months also. Lastly, on March 27, 2019, pursuant to a Restricted Stock Award and collectively with the Kaplan Restricted Stock Award and the Franklin Restricted Stock Award, the Company granted Steve Grossman, President of Simplicity Esports, LLC, a wholly owned subsidiary of the Company, 24,000 shares of Company restricted stock. Such shares also vest over the next nine months.

Each of the Restricted Stock Awards was entered into in connection with entry into employment agreements with each of Messrs. Kaplan, Franklin and Grossman on December 31, 2018.